Financial result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial result
Finance expense	€ (6,749)	€ (2,601)	€ (2,589)
Interest expense on lease liabilities	(311)	(149)	(167)
Interest expense from revaluation of long-term debt	(2,830)	(2,150)	(1,602)
Expense from revaluation of derivative financial instruments	(2,827)		(808)
Fair value valuation of financial assets	(773)	(291)	(10)
Other	(8)	(11)	(2)
Finance income	620	924	184
Payout of bond funds	81	96	78
Income from revaluation of derivative financial instruments	516	752	93
Other	23	76	13
Financial result	€ (6,129)	€ (1,677)	€ (2,405)